Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The following subsequent events were evaluated on April 13, 2023, the date the financial statements were issued.

Except as set forth below, there were no events that occurred subsequent to December 31, 2022 that require adjustment to or disclosure in the consolidated financial statements.

On February 22, 2023, the Company entered into a security purchase agreement to sell $40,000,000 senior convertible promissory note with a non-U.S investor. Pursuant to the agreement, the debt holder could convert any portion of the debt into ordinary shares of the Company at a higher price of (a) 80% of the lowest closing price of the last five trading days immediately prior the date of the conversion notice per share (b) $0.50 per share at any time after February 22, 2023. The purchase price of the note carries an original issue discount of 20% of the principal amount which is $32,000,000. The Company received the principal after 20% discount in full in $32,000,000 on February 23, 2023. The senior convertible promissory note bears interest rate of 8% with a maturity date on February 21, 2025.

On February 24, 2023, the $40,000,000 senior convertible promissory note held by the non-U.S investor was converted in full into 80,000,000 ordinary shares, at a conversion price of $0.5 per share.

On March 31, 2023, the Company entered into a security purchase agreement to sell not more than $70,000,000 senior convertible promissory note with a non-U.S investor. Pursuant to the agreement, the debt holder could convert any portion of the debt into ordinary shares of the Company at a higher price of (a) 75% of the lowest closing price of the last five trading days immediately prior the date of the conversion notice per share (b) $0.30 per share at any time after March 31, 2023. The purchase price of the note carries an original issue discount of 20% of the principal amount which is not more than $56,000,000. The Company received the principal after 20% discount in $56,000,000 on February 23, 2023. The senior convertible promissory note bears interest rate of 8% with a maturity date on March 30, 2025.